RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs")	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs")

NOTE 6 – SHARE BASED AWARDS, RESTRICTED STOCK AND RESTRICTED STOCK UNITS (“RSUs”)

On July 23, 2014, in connection with the election of a new Chairman, President and CEO, the Company entered into a two year employment contract with the new CEO. Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant. The Company also agreed to make an equal stock award to the CEO on each anniversary date of the employment agreement. The fair value of the awards, as determined on grant date, was $711,500 which was being amortized over the CEO’s one year service period. On June 30, 2015, Guy Marsala, President, Chief Executive Officer, and director of the Company, tendered his resignation as President and Chief Executive Officer of the Company and as a director on the Company’s board, effective immediately (Note 9). The remaining value of Mr. Marsala’s grants was recorded as expense in the second quarter of 2015. In connection with Mr. Marsala’s separation agreement approximately 2,580,000 options with a 10 year term were granted at an exercise price of $0.13. The fair value of $335,117 was calculated using the Black Sholes Merton model, and was immediately expensed.

On August 21, 2014, the Compensation Committee of the Board granted Restricted Stock and RSU’s to two Board members who were elected to the Board on April 9, 2014. Under the award, the Directors received 346,875 shares of restricted stock and 121,875 RSU’s under which the holders have the right to receive 121,875 shares of common stock. The grant date fair value of the restricted stock was $3,607,500 and the grant date fair value of the RSU’s was $1,267,500. The restricted Stock and RSU’s vested over the remaining first year of the new Board members’ term ending on March 31, 2015. The fair value of the grant was amortized over the period from the date of grant, August 21, 2014 to the end of the first year of the Board members’ term, March 31, 2015. Under the Board members’ contracts, additional grants will be made for the second year of the contract.

During October 2014, the Compensation Committee of the Board granted 19,452 RSU’s to a new Board member who was elected to the Board on October 22, 2014. The Board member’s contract calls for grants of 100,000 RSU’s for each succeeding year of service beginning on April 1, 2015, which vest quarterly. On September 24, 2015, the same Board member resigned from her positions as a member of the board of directors of the Company, chairperson of the Company’s audit committee and a member of its special committee, effective immediately. Stock compensation expense for this director in the second and third quarter was $353,000 and $197,000, respectively, which completes recognition of stock compensation expense for her service. The remaining 50,000 unvested RSU’s were forfeited upon her resignation.

On February 10, 2015, the Compensation Committee of the Board granted 100,174 RSU’s to certain officers and employees of the Company as for retention and bonuses. The grant date fair value of the RSU’s was approximately $114,000. The RSU’s vest every six months through December 31, 2016. The fair value of the grant is being amortized over the period from the date of grant, February 10, 2015 through the vesting dates in six month increments.

On January 15, 2015, the Board granted 75,000 RSUs to a consultant, which vest in 25,000 installments quarterly through July 15, 2015, beginning with 25,000 which vested immediately on the grant date. The grant date fair value of the RSU’s was approximately $450,000.

On May 11, 2015, the Board granted 38,600 RSUs to various officers and employees, which vested immediately on the grant date. The grant date fair value of the RSU’s was approximately $20,000, which was immediately expensed.

On May 11, 2015, the new CEO (Note 9) was awarded 196,078 RSUs in connection with his retention agreement. The grant date fair value of the RSU’s was approximately $100,000. The RSUs vest quarterly through May 11, 2016.

On August 26, 2015, the Board granted 79,917 RSUs to various officers and employees, which vested immediately on the grant date. The grant date fair value of the RSU’s was approximately $12,000, which was immediately expensed.

On August 31, 2015, the Board granted 156,250 RSUs to the CFO of the Company, which vested immediately on the grant date. The grant date fair value of the RSU’s was approximately $25,000, which was immediately expensed.

A summary of the activity related to restricted stock and RSUs for the nine months ended September 30, 2015 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2015	168,750	$10.40
Restricted stock granted	150,000	—
Restricted stock vested	(206,250)	10.40
Restricted stock forfeited	—	—

Restricted stock non-vested at September 30, 2015	112,500	$10.40

Restricted stock units (RSU’s)	Total shares	Grant date fair value
RSU’s non-vested at January 1, 2015	199,584	$10.70
RSU’s granted	698,522	$0.51 - $6.07
RSU’s vested	(590,502)	$0.51 - $6.07
RSU’s forfeited	(50,000)

RSU’s non-vested September 30, 2015	257,604	$0.51 - $10.70

A summary of the expense related to restricted stock, RSUs and stock option awards for the three and nine months ended September 30, 2015 is presented below:

Summary of the expense related to Restricted Stock and RSUs	For the three months ended September 30, 2015	For the nine months ended September 30, 2015
Restricted Stock	$390,000	$2,420,782
RSU’s	574,840	2,501,150
Stock options	—	335,117
Common stock	74,333	74,333

Total	$1,039,173	$5,331,382

On August 11, 2015, the Compensation Committee, with the Board’s approval, granted the Chairman of the Board a bonus of $371,666. The bonus is to be paid 20% in common stock of Medbox at $.0621 per share (the share price of the Company’s common stock on the date of grant) for a total grant of 1,196,988 shares, issued under the Medbox, Inc. 2014 Equity Incentive Plan. The remainder is to be paid in cash, including $50,000 which was paid in June and July, with the balance in monthly payments of $30,918 from August 2015 to March 2016.

NOTE 15 – RESTRICTED STOCK AND RESTRICTED STOCK UNITS (“RSUs”)

On July 23, 2014, in connection with the election of a new Chairman, President and CEO, the Company entered into a two year employment contract with the new CEO. Under the employment contract, the CEO received an award of RSU’s, to be issued within 90 days of the effective date of the Employment Agreement, under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant. In October the Company granted 50,000 RSUs in accordance with the employee contract. The Company also agreed to make an equal stock award to the CEO on each anniversary date of the employment agreement. The RSU’s vest immediately during each year of the employment contract. During the third quarter of 2014, 20,000 additional shares were approved to increase the CEO’s first year RSU grant from 50,000 RSU’s to 70,000 RSU’s (see Note 16 for a more detailed discussion of the additional grant). As of December 31, 2014, the fair value of the grant was approximately $970,000 which is being amortized over the CEO’s one year service period.

On August 21, 2014, the Compensation Committee of the Board of Directors granted Restricted Stock and RSU’s to two Board members who were elected to the Board on April 9, 2014. Under the award, the Directors received 346,875 shares of restricted stock and 121,875 RSU’s under which the holders have the right to receive 121,875 shares of common stock. The grant date fair value of the restricted stock was $3,607,500 and the grant date fair value of the RSU’s was $1,267,500. The restricted Stock and RSU’s vest over the remaining first year of the new Board members’ term ending on March 31, 2015. The fair value of the grant is being amortized over the period from the date of grant, August 21, 2014 to the end of the first year of the Board members’ term, March 31, 2015. Under the Board members’ contracts, additional grants will be made for the second year of the contract.

During October 2014 the Compensation Committee of the Board of Directors granted 19,452 RSU’s to a new Board member who was elected to the Board on October 22, 2014. The Board member’s contract calls for grants of 100,000 RSU’s for each succeeding year of service beginning on April 1, 2015, which vest quarterly.

A summary of the activity related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Restricted stock	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	346,875	10.40
Restricted stock vested	(178,125)	10.40
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	168,750	$10.40

Restricted stock units (RSU’s)	Total shares	Grant date fair value
Restricted stock non-vested at January 1, 2014	—	$—
Restricted stock granted	422,980	10.84
Restricted stock vested	(223,396)	11.19
Restricted stock forfeited	—	—
Restricted stock non-vested at December 31, 2014	199,584	$10.70

A summary of the expense related to restricted stock and RSUs for the year ended December 31, 2014 is presented below:

Summary of the expense related to Restricted Stock and RSUs	Year ended December 31, 2014
Restricted Stock	$663,262
RSU’s	3,752,537
$4,415,799

There were not any restricted stock or RSU activity in the year ended December 31, 2013.